UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05085

Capital Income Builder

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Michael W. Stockton

Capital Income Builder

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Kathryn A. Sanders

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital Income Builder®
Investment portfolio
January 31, 2015
unaudited
Common stocks 80.46% Financials 12.46%	Shares	Value (000)
HCP, Inc.	21,895,800	$1,035,453
Sampo Oyj, Class A1	20,172,801	976,233
Ventas, Inc.	11,956,200	954,224
HSBC Holdings PLC (HKD denominated)[1]	60,628,861	564,749
HSBC Holdings PLC (GBP denominated)[1]	33,166,077	303,683
Prudential PLC[1]	35,596,089	865,861
CME Group Inc., Class A	9,450,400	806,119
Legal & General Group PLC[1]	169,898,579	684,426
Crown Castle International Corp.	7,385,400	638,911
Public Storage	1,800,000	361,512
Principal Financial Group, Inc.	6,555,600	307,654
Starwood Property Trust, Inc.[2]	12,437,000	297,618
Link Real Estate Investment Trust[1]	43,905,000	296,386
BNP Paribas SA1	5,602,409	295,533
Swedbank AB, Class A1	10,428,327	252,122
Svenska Handelsbanken AB, Class A1	5,203,443	246,647
Lloyds Banking Group PLC[1,3]	219,214,900	243,308
Standard Life PLC[1]	37,660,000	227,879
Deutsche Börse AG1	2,954,000	227,047
New York Community Bancorp, Inc.	12,422,000	191,920
Westpac Banking Corp.[1]	7,086,077	189,317
Bank of Nova Scotia	3,847,200	184,867
Digital Realty Trust, Inc.	2,395,000	174,691
Hospitality Properties Trust	5,000,000	162,950
Mercury General Corp.[2]	2,809,700	160,574
Bank of China Ltd., Class H1	265,642,000	148,180
Old Republic International Corp.	9,176,200	128,834
Arthur J. Gallagher & Co.	2,786,989	123,826
Iron Mountain Inc.	2,990,907	119,158
BB&T Corp.	3,317,500	117,075
Credit Suisse Group AG1	4,739,358	99,774
Industrial and Commercial Bank of China Ltd., Class H1	131,970,000	94,589
Barclays PLC[1]	26,088,539	91,688
Sun Hung Kai Properties Ltd.[1]	5,123,083	83,188
Sunway Real Estate Investment Trust[1,2]	162,538,400	69,266
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund[1,2]	145,255,000	58,594
Equity Residential	750,500	58,246
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	17,046,400	57,811
Unibail-Rodamco SE, non-registered shares[1]	199,000	56,058
Fortune Real Estate Investment Trust[1]	33,946,000	37,938
Cache Logistics Trust[1,2]	41,000,000	35,877
CDL Hospitality Trusts, units[1]	19,078,500	25,390
Société Générale[1]	376,945	15,233
Parkway Life Real Estate Investment Trust[1]	8,300,000	14,899
		12,085,308
Capital Income Builder — Page 1 of 33

unaudited
Common stocks Consumer staples 11.76%	Shares	Value (000)
Altria Group, Inc.	60,301,675	$3,202,019
Philip Morris International Inc.	32,431,898	2,602,335
Imperial Tobacco Group PLC[1]	16,965,315	796,987
Kraft Foods Group, Inc.	10,820,766	707,029
Reynolds American Inc.	9,576,982	650,756
Nestlé SA1	8,397,709	643,239
British American Tobacco PLC[1]	9,225,137	519,376
Coca-Cola Co.	10,756,874	442,861
Lorillard, Inc.	6,299,900	413,336
Procter & Gamble Co.	4,160,000	350,646
Unilever PLC[1]	4,012,000	176,763
Japan Tobacco Inc.[1]	6,437,000	174,894
Kimberly-Clark Corp.	1,500,000	161,940
Unilever NV, depository receipts[1]	3,616,000	157,158
Kellogg Co.	2,136,000	140,079
Treasury Wine Estates Ltd.[1]	25,637,502	97,432
PepsiCo, Inc.	862,000	80,838
Coca-Cola Amatil Ltd.[1]	5,723,000	42,983
Orior AG1,2	385,000	22,411
Philip Morris CR as1	42,500	18,939
Convenience Retail Asia Ltd.[1]	18,404,000	11,421
		11,413,442
Utilities 10.99%
SSE PLC[1,2]	60,560,879	1,466,457
National Grid PLC[1]	96,875,248	1,362,497
Dominion Resources, Inc.	14,795,787	1,137,648
Duke Energy Corp.	10,323,800	899,616
EDP - Energias de Portugal, SA1	176,852,153	672,676
DTE Energy Co.	6,065,843	543,863
ENDESA, SA1	24,985,218	497,794
Fortum Oyj[1]	21,907,685	466,928
Southern Co.	8,500,000	431,120
Exelon Corp.	11,556,444	416,494
FirstEnergy Corp.	8,147,000	328,569
CMS Energy Corp.	7,822,000	295,124
PG&E Corp.	4,370,000	257,000
NextEra Energy, Inc.	2,000,000	218,480
Cheung Kong Infrastructure Holdings Ltd.[1]	25,686,000	210,983
Pennon Group PLC[1]	15,696,992	209,970
Xcel Energy Inc.	5,516,000	207,015
Glow Energy PCL[1]	71,661,200	199,210
Ratchaburi Electricity Generating Holding PCL[1,2]	77,350,000	141,653
Power Assets Holdings Ltd.[1]	11,240,700	117,478
Red Eléctrica de Corporación, SA1	1,348,208	114,747
PT Perusahaan Gas Negara (Persero) Tbk[1]	270,100,000	107,515
PPL Corp.	2,740,500	97,288
GDF SUEZ[1]	3,168,624	70,485
Snam SPA[1]	13,180,000	64,348
Centrica PLC[1]	12,900,000	56,969
Sempra Energy	337,309	37,752
Infratil Ltd.[1]	14,867,000	34,145
		10,663,824
Capital Income Builder — Page 2 of 33

unaudited
Common stocks Health care 10.05%	Shares	Value (000)
AbbVie Inc.	40,549,900	$2,447,186
Novartis AG1	20,595,000	2,008,062
Amgen Inc.	12,146,909	1,849,488
GlaxoSmithKline PLC[1]	45,800,900	1,008,102
Pfizer Inc.	18,330,800	572,838
Johnson & Johnson	3,000,000	300,420
Roche Holding AG1	1,067,200	288,307
AstraZeneca PLC[1]	2,253,900	160,286
AstraZeneca PLC (ADR)	1,558,200	110,694
Merck & Co., Inc.	4,359,800	262,809
Sonic Healthcare Ltd.[1]	15,372,157	224,424
Bristol-Myers Squibb Co.	3,689,800	222,384
Orion Oyj, Class B1	6,439,699	212,223
Bayer AG1	573,000	82,798
		9,750,021
Telecommunication services 9.40%
Verizon Communications Inc.	58,057,041	2,653,787
Singapore Telecommunications Ltd.[1]	434,531,500	1,308,256
CenturyLink, Inc.[2]	31,859,340	1,184,212
AT&T Inc.	31,565,910	1,039,150
Vodafone Group PLC[1]	149,705,955	527,258
TeliaSonera AB1	52,103,277	321,001
TDC A/S1	39,465,244	292,449
TalkTalk Telecom Group PLC[1,2]	51,783,260	247,698
China Mobile Ltd.[1]	16,720,000	219,034
HKT Trust and HKT Ltd., units[1]	149,605,460	195,541
Advanced Info Service PCL[1]	24,369,600	181,921
BCE Inc.	3,535,000	162,354
MTN Group Ltd.[1]	7,101,000	122,524
Swisscom AG1	201,053	118,067
Hutchison Telecommunications Hong Kong Holdings Ltd.[1]	214,176,000	97,681
OJSC Mobile TeleSystems (ADR)	12,360,608	97,154
SmarTone Telecommunications Holdings Ltd.[1]	43,116,500	75,354
Total Access Communication PCL[1]	23,550,000	67,506
Total Access Communication PCL, nonvoting depository receipts[1]	1,600,000	4,586
Telstra Corp. Ltd.[1]	13,214,000	66,632
NTT DoCoMo, Inc.[1]	3,728,000	63,081
MegaFon OJSC (GDR)[1]	3,891,570	53,373
KDDI Corp.[1]	340,000	23,988
		9,122,607
Energy 5.98%
Kinder Morgan, Inc.	33,632,373	1,380,609
Royal Dutch Shell PLC, Class B1	30,744,000	978,793
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	6,129,318	187,541
BP PLC[1]	131,044,400	843,695
Exxon Mobil Corp.	5,093,000	445,230
Spectra Energy Corp	10,961,220	366,543
Eni SpA[1]	20,057,000	340,732
Suncor Energy Inc.	10,669,000	318,214
ConocoPhillips	4,648,100	292,737
Chevron Corp.	1,787,700	183,293
Enbridge Inc.	2,605,000	126,181
Crescent Point Energy Corp.	5,278,000	125,439
Capital Income Builder — Page 3 of 33

unaudited
Common stocks Energy (continued)	Shares	Value (000)
CNOOC Ltd.[1]	55,660,000	$73,885
Ensco PLC, Class A	2,000,000	56,080
Canyon Services Group Inc.[2]	4,040,500	22,417
Kværner ASA[1,2]	17,485,000	20,435
TOTAL SA1	388,000	20,046
Seadrill Ltd.	1,191,300	12,795
Prosafe SE1	1,645,391	4,387
		5,799,052
Consumer discretionary 4.71%
Daimler AG1	6,847,400	622,329
Las Vegas Sands Corp.	7,000,000	380,590
Target Corp.	4,080,000	300,329
Six Flags Entertainment Corp.[2]	6,081,400	261,257
Hasbro, Inc.	4,174,984	229,290
McDonald’s Corp.	2,470,000	228,327
Darden Restaurants, Inc.	3,686,000	226,247
Greene King PLC[1,2]	17,465,299	220,922
HUGO BOSS AG1	1,595,352	205,832
Li & Fung Ltd.[1]	198,436,000	196,447
William Hill PLC[1]	31,664,444	179,616
SJM Holdings Ltd.[1]	121,311,000	176,170
SES SA, Class A (FDR)[1]	3,653,200	133,213
RTL Group SA, non-registered shares[1]	1,173,265	110,985
Leggett & Platt, Inc.	2,470,000	105,296
AB Electrolux, Series B1	3,287,000	101,669
Gannett Co., Inc.	3,112,200	96,509
Home Depot, Inc.	912,000	95,231
Marston’s PLC[1,2]	37,254,228	82,167
Stella International Holdings Ltd.[1]	30,293,000	79,863
Ladbrokes PLC[1]	44,306,300	77,316
Marks and Spencer Group PLC[1]	10,195,000	74,321
Industria de Diseño Textil, SA1	2,250,000	66,371
Kingfisher PLC[1]	12,535,812	64,637
H & M Hennes & Mauritz AB, Class B1	1,523,000	62,601
ProSiebenSat.1 Media AG1	1,403,543	62,352
Matas A/S1	1,398,000	30,317
mobilezone holding ag, non-registered shares[1,2,3]	2,325,000	27,860
John Wiley & Sons, Inc., Class A	417,100	25,843
Ekornes ASA[1,2]	1,990,851	24,779
Fielmann AG1	265,442	18,078
Darty PLC[1]	391,626	400
Revel AC, Inc.[1,3,4]	41,667	—
		4,567,164
Industrials 4.64%
Lockheed Martin Corp.	5,114,400	963,399
General Electric Co.	27,235,000	650,644
BAE Systems PLC[1]	52,139,530	397,644
Deutsche Post AG1	9,502,000	308,798
KONE Oyj, Class B1	6,322,000	284,639
Singapore Technologies Engineering Ltd[1]	91,974,000	228,013
COSCO Pacific Ltd.[1,2]	151,860,551	219,763
Sydney Airport, units[1]	56,006,435	216,404
R.R. Donnelley & Sons Co.[2]	12,629,057	208,001
Capital Income Builder — Page 4 of 33

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Waste Management, Inc.	2,925,300	$150,448
VINCI, SA1	2,631,070	139,019
BTS Rail Mass Transit Growth Infrastructure Fund[1,2]	367,453,100	114,507
Schneider Electric SE1	1,439,699	108,474
Andritz AG1	1,919,000	103,869
Rexel SA1	4,051,336	75,864
Norfolk Southern Corp.	700,000	71,379
SATS Ltd.[1]	24,526,000	53,645
Nielsen NV	1,176,000	51,227
BELIMO Holding AG1	18,215	42,168
Air New Zealand Ltd.[1]	16,498,280	31,167
United Technologies Corp.	242,000	27,777
SIA Engineering Co. Ltd.[1]	8,617,000	27,714
PayPoint PLC[1]	1,905,000	23,737
		4,498,300
Information technology 4.08%
Texas Instruments Inc.	18,710,500	1,000,076
Cisco Systems, Inc.	21,900,000	577,394
Quanta Computer Inc.[1]	143,465,190	349,379
Microsoft Corp.	8,167,200	329,955
Delta Electronics, Inc.[1]	46,823,396	286,138
Maxim Integrated Products, Inc.	8,512,700	281,685
VTech Holdings Ltd.[1,2]	17,917,300	252,242
STMicroelectronics NV1	27,703,000	231,264
Seagate Technology	3,928,160	221,705
Moneysupermarket.com Group PLC[1,2]	42,428,401	167,761
Apple Inc.	1,259,000	147,504
Western Union Co.	4,712,000	80,104
Atea ASA[1]	1,725,000	19,150
Avago Technologies Ltd.	160,700	16,533
		3,960,890
Materials 2.42%
Rio Tinto PLC[1]	10,126,000	446,021
Amcor Ltd.[1]	43,931,264	433,823
RPM International, Inc.	6,000,000	287,160
Dow Chemical Co.	6,064,000	273,850
LyondellBasell Industries NV	1,887,400	149,275
BASF SE1	1,640,000	147,255
E.I. du Pont de Nemours and Co.	2,000,000	142,420
Air Products and Chemicals, Inc.	600,000	87,366
Givaudan SA1	42,700	77,997
CRH PLC[1]	3,000,000	72,194
Nucor Corp.	1,000,000	43,650
Akzo Nobel NV1	600,000	43,332
MeadWestvaco Corp.	807,000	40,576
Koninklijke DSM NV1	691,800	36,826
Rexam PLC[1]	4,651,898	29,714
Israel Chemicals Ltd.[1]	3,070,000	22,066
Orora Ltd.[1]	10,000,000	16,434
		2,349,959
Capital Income Builder — Page 5 of 33

unaudited
Common stocks Miscellaneous 3.97%	Shares	Value (000)
Other common stocks in initial period of acquisition		$3,847,144
Total common stocks (cost: $66,050,882,000)		78,057,711
Preferred securities 0.04% Utilities 0.02%
Southern Co. 5.625%	800,000	20,040
U.S. government agency securities 0.01%
CoBank, ACB, Class E, noncumulative[5]	13,000	8,950
Financials 0.01%
HSBC Holdings PLC, Series 2, 8.00%	200,000	5,372
Citigroup Inc., Series K, depositary shares	118,200	3,177
		8,549
Miscellaneous 0.00%
Other preferred securities in initial period of acquisition		1,285
Total preferred securities (cost: $42,189,000)		38,824
Convertible stocks 0.23% Utilities 0.11%
Exelon Corp., convertible preferred, units	2,000,000	104,720
Financials 0.02%
Bank of America Corp., Series L, 7.25% convertible preferred	18,000	21,222
Fannie Mae 5.375% convertible preferred 2032[3]	240	2,700
		23,922
Miscellaneous 0.10%
Other convertible stocks in initial period of acquisition		93,096
Total convertible stocks (cost: $229,691,000)		221,738
Convertible bonds 0.13% Financials 0.03%	Principal amount (000)
Bank of Ireland 10.00% convertible notes 2016	€23,175	28,461
Miscellaneous 0.10%
Other convertible bonds in initial period of acquisition		97,291
Total convertible bonds (cost: $130,426,000)		125,752
Capital Income Builder — Page 6 of 33

unaudited
Bonds, notes & other debt instruments 15.63% U.S. Treasury bonds & notes 6.16% U.S. Treasury 5.36%	Principal amount (000)	Value (000)
U.S. Treasury 2.125% 2015	$50,000	$50,337
U.S. Treasury 4.25% 2015	50,000	51,113
U.S. Treasury 9.875% 2015	106,950	115,088
U.S. Treasury 10.625% 2015	7,500	7,923
U.S. Treasury 11.25% 2015	249,810	250,797
U.S. Treasury 0.375% 2016	65,000	64,981
U.S. Treasury 1.50% 2016	70,000	71,189
U.S. Treasury 2.625% 2016	25,000	25,643
U.S. Treasury 3.25% 2016[6]	50,000	52,088
U.S. Treasury 7.50% 2016	190,000	214,003
U.S. Treasury 9.25% 2016	96,000	104,988
U.S. Treasury 0.875% 2017	4,798	4,819
U.S. Treasury 4.50% 2017	100,000	108,936
U.S. Treasury 8.75% 2017	50,000	59,322
U.S. Treasury 8.875% 2017	135,850	164,114
U.S. Treasury 1.25% 2018	15,000	15,142
U.S. Treasury 3.50% 2018	75,000	81,015
U.S. Treasury 1.50% 2019	149,000	151,281
U.S. Treasury 1.50% 2019	133,375	135,630
U.S. Treasury 1.50% 2019	102,124	103,676
U.S. Treasury 1.625% 2019	347,000	354,613
U.S. Treasury 1.625% 2019	196,450	200,717
U.S. Treasury 1.625% 2019	100,000	102,266
U.S. Treasury 1.625% 2019	99,630	101,919
U.S. Treasury 1.625% 2019	43,720	44,668
U.S. Treasury 1.75% 2019	141,570	145,370
U.S. Treasury 3.125% 2019	155,000	168,163
U.S. Treasury 8.125% 2019	43,440	57,002
U.S. Treasury 1.25% 2020	140,000	140,445
U.S. Treasury 2.625% 2020	190,000	203,606
U.S. Treasury 8.75% 2020	115,000	161,247
U.S. Treasury 8.75% 2020	105,000	145,687
U.S. Treasury 1.875% 2021	25,000	25,669
U.S. Treasury 2.125% 2021	215,000	224,417
U.S. Treasury 3.125% 2021	25,000	27,585
U.S. Treasury 3.625% 2021	10,000	11,308
U.S. Treasury 8.00% 2021	77,500	110,558
U.S. Treasury 8.125% 2021	25,000	35,559
U.S. Treasury 1.50% 2022	9,000	9,015
U.S. Treasury 2.50% 2023	247,000	265,046
U.S. Treasury 2.75% 2023	179,650	196,582
U.S. Treasury 6.25% 2023	25,000	34,425
U.S. Treasury 7.125% 2023	135,000	192,513
U.S. Treasury 2.25% 2024	110,036	115,890
U.S. Treasury 2.375% 2024	6,225	6,620
U.S. Treasury 2.75% 2024	41,400	45,347
U.S. Treasury 6.875% 2025	25,000	37,551
U.S. Treasury 6.25% 2030	107,000	167,262
U.S. Treasury 3.00% 2044	25,000	29,136
U.S. Treasury 3.125% 2044	1,185	1,412
U.S. Treasury 3.375% 2044	3,955	4,921
		5,198,604
Capital Income Builder — Page 7 of 33

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 0.80%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 1.875% 2015[7]	$48,287	$48,515
U.S. Treasury Inflation-Protected Security 0.125% 2016[7]	53,877	54,071
U.S. Treasury Inflation-Protected Security 2.00% 2016[7]	23,800	24,230
U.S. Treasury Inflation-Protected Security 0.125% 2019[7]	316,005	321,957
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	84,551	85,866
U.S. Treasury Inflation-Protected Security 0.625% 2024[7]	59,354	62,632
U.S. Treasury Inflation-Protected Security 0.25% 2025[7]	27,722	28,381
U.S. Treasury Inflation-Protected Security 2.00% 2026[7]	5,950	7,169
U.S. Treasury Inflation-Protected Security 1.375% 2044[7]	115,102	142,025
		774,846
Total U.S. Treasury bonds & notes		5,973,450
Corporate bonds & notes 6.07% Financials 1.48%
ACE Capital Trust II 9.70% 2030	7,210	10,761
ACE INA Holdings Inc. 3.35% 2024	4,700	4,993
Alexandria Real Estate Equities, Inc. 2.75% 2020	2,705	2,735
Alexandria Real Estate Equities, Inc. 3.90% 2023	6,000	6,245
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,205	1,304
American Campus Communities, Inc. 3.75% 2023	8,615	8,920
American Campus Communities, Inc. 4.125% 2024	12,190	12,811
American Express Co. 6.15% 2017	9,080	10,166
American International Group, Inc. 2.30% 2019	4,275	4,355
American International Group, Inc. 3.375% 2020	5,000	5,307
American International Group, Inc. 4.125% 2024	610	671
American International Group, Inc. 3.875% 2035	2,000	2,064
American International Group, Inc. 4.50% 2044	11,400	12,593
AvalonBay Communities, Inc. 3.625% 2020	10,110	10,750
AXA SA, Series B, junior subordinated 6.379% (undated)[5,8]	7,000	7,717
AXA SA, junior subordinated 6.463% (undated)[5,8]	1,900	2,035
Bank of America Corp., Series L, 3.625% 2016	3,045	3,134
Bank of America Corp. 3.75% 2016	2,270	2,353
Bank of America Corp. 5.75% 2017	5,000	5,554
Bank of America Corp. 5.65% 2018	1,940	2,169
Bank of America Corp. 5.875% 2021	5,000	5,903
Bank of America Corp. 3.30% 2023	2,805	2,874
Bank of America Corp. 4.00% 2024	7,860	8,491
Bank of America Corp. 4.00% 2025	14,500	14,822
Bank of America Corp., junior subordinated 6.50% noncumulative (undated)[8]	3,600	3,771
Bank of Ireland 10.24% (undated)	€57,905	69,127
Bank of New York Mellon Corp. 2.10% 2019	$15,000	15,291
Barclays Bank PLC 2.50% 2019	6,210	6,412
Barclays Bank PLC 5.14% 2020	15,525	17,442
BB&T Corp. 0.950% 2020[8]	5,850	5,875
BB&T Corp. 2.45% 2020	20,150	20,653
Berkshire Hathaway Finance Corp. 4.30% 2043	2,000	2,302
Berkshire Hathaway Inc. 4.40% 2042	3,000	3,502
BNP Paribas 4.25% 2024	6,500	6,886
BPCE SA group 5.70% 2023[5]	3,000	3,337
BPCE SA group 4.50% 2025[5]	2,250	2,309
Brandywine Operating Partnership, LP 5.70% 2017	41	44
Brandywine Operating Partnership, LP 3.95% 2023	170	176
CIT Group Inc. 5.00% 2017	7,000	7,223
Capital Income Builder — Page 8 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
CIT Group Inc. 3.875% 2019	$2,525	$2,525
Citigroup Inc. 3.953% 2016	7,500	7,798
Citigroup Inc. 1.80% 2018	8,662	8,681
Citigroup Inc. 2.50% 2018	7,500	7,664
Citigroup Inc. 8.50% 2019	12,656	15,975
Citigroup Inc., Series N, junior subordinated 5.80% (undated)[8]	6,788	6,820
CME Group Inc. 5.30% 2043	4,000	5,089
CNA Financial Corp. 7.35% 2019	6,000	7,353
CNA Financial Corp. 3.95% 2024	3,135	3,302
Corporate Office Properties Trust 3.60% 2023	515	512
Credit Suisse Group AG 3.00% 2021	8,500	8,744
Credit Suisse Group AG 3.625% 2024	8,000	8,434
Crescent Resources 10.25% 2017[5]	3,355	3,590
Crown Castle International Corp. 4.875% 2022	300	304
DCT Industrial Trust Inc. 4.50% 2023	7,090	7,669
DDR Corp. 3.625% 2025	2,505	2,541
Developers Diversified Realty Corp. 5.50% 2015	4,194	4,238
Developers Diversified Realty Corp. 9.625% 2016	15,520	16,990
Developers Diversified Realty Corp. 7.50% 2017	27,306	30,589
Developers Diversified Realty Corp. 7.875% 2020	16,870	21,201
Discover Financial Services 10.25% 2019	4,334	5,631
ERP Operating LP 5.75% 2017	6,000	6,623
ERP Operating LP 2.375% 2019	4,250	4,325
ERP Operating LP 4.50% 2044	6,500	7,283
Essex Portfolio L.P. 3.25% 2023	7,845	7,905
Essex Portfolio L.P. 3.875% 2024	9,035	9,566
Goldman Sachs Group, Inc. 1.041% 2017[8]	14,000	14,029
Goldman Sachs Group, Inc. 2.55% 2019	27,345	27,771
Goldman Sachs Group, Inc. 2.60% 2020	18,630	18,900
Goldman Sachs Group, Inc. 5.75% 2022	7,500	8,897
Goldman Sachs Group, Inc. 3.625% 2023	2,500	2,615
Goldman Sachs Group, Inc. 3.85% 2024	7,215	7,668
Goldman Sachs Group, Inc. 4.00% 2024	10,000	10,731
Goldman Sachs Group, Inc. 3.50% 2025	17,115	17,627
Goldman Sachs Group, Inc., Series L, 5.70% 2049[8]	1,542	1,586
Goodman Funding Pty Ltd. 6.375% 2020[5]	4,000	4,688
Goodman Funding Pty Ltd. 6.00% 2022[5]	37,395	43,957
HBOS PLC 6.75% 2018[5]	25,085	28,298
Hospitality Properties Trust 6.30% 2016	1,400	1,461
Hospitality Properties Trust 5.625% 2017	5,895	6,334
Hospitality Properties Trust 6.70% 2018	5,978	6,646
Hospitality Properties Trust 5.00% 2022	5,250	5,696
Hospitality Properties Trust 4.50% 2023	5,980	6,274
Hospitality Properties Trust 4.50% 2025	9,425	9,920
HSBC USA Inc. 1.14% 2018[8]	5,000	5,065
Intercontinentalexchange, Inc. 4.00% 2023	9,500	10,451
Intesa Sanpaolo SpA 5.017% 2024[5]	8,770	9,029
iStar Financial Inc. 4.875% 2018	1,650	1,636
iStar Financial Inc. 5.00% 2019	8,400	8,295
JPMorgan Chase & Co. 6.30% 2019	5,000	5,872
JPMorgan Chase & Co. 2.25% 2020	33,500	33,686
JPMorgan Chase & Co. 4.625% 2021	5,000	5,619
JPMorgan Chase & Co. 3.125% 2025	42,968	43,343
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[8]	65,950	71,205
Capital Income Builder — Page 9 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Kimco Realty Corp. 4.30% 2018	$12,000	$12,945
Kimco Realty Corp. 6.875% 2019	1,320	1,594
Leucadia National Corp. 5.50% 2023	4,750	4,954
Liberty Mutual Group Inc. 4.85% 2044[5]	1,900	2,091
MetLife Global Funding I 2.30% 2019[5]	5,395	5,516
Metlife, Inc. 3.60% 2024	4,905	5,253
Morgan Stanley 3.80% 2016	5,000	5,172
Morgan Stanley 2.125% 2018	10,000	10,091
Morgan Stanley 2.375% 2019	17,330	17,495
Morgan Stanley 2.65% 2020	34,660	35,244
Morgan Stanley, Series F, 3.875% 2024	965	1,029
New York Life Global Funding 2.10% 2019[5]	6,000	6,138
Nordea Bank AB 1.625% 2018[5]	2,500	2,506
Northern Trust Corp. 5.85% 2017[5]	10,150	11,351
Piedmont Operating Partnership LP 3.40% 2023	3,000	3,023
PNC Financial Services Group, Inc. 3.90% 2024	8,250	8,731
PNC Preferred Funding Trust I, junior subordinated 1.891% (undated)[5,8]	8,600	8,170
Popular, Inc. 7.00% 2019	900	910
PRICOA Global Funding I 1.35% 2017[5]	4,000	4,014
Prologis, Inc. 3.35% 2021	7,000	7,337
Prologis, Inc. 4.25% 2023	10,000	10,941
Prudential Financial, Inc. 3.50% 2024	4,500	4,737
Prudential Financial, Inc. 4.60% 2044	7,150	8,060
QBE Insurance Group Ltd. 2.40% 2018[5]	15,035	15,199
Rabobank Nederland 4.625% 2023	5,000	5,491
Realogy Corp. 4.50% 2019[5]	1,500	1,507
Realogy Corp. 9.00% 2020[5]	10,000	10,950
Realogy Corp., LOC, 4.40% 2016[8,9,10]	146	144
Regions Financial Corp. 5.75% 2015	10,000	10,165
Regions Financial Corp. 2.00% 2018	15,000	14,922
Ryman Hospitality Properties, Inc. 5.00% 2021	3,975	4,005
Scentre Group 2.375% 2019[5]	13,330	13,549
Scentre Group 3.50% 2025[5]	27,550	28,928
Select Income REIT 3.60% 2020	2,680	2,711
Select Income REIT 4.15% 2022	3,055	3,078
Select Income REIT 4.50% 2025	5,320	5,345
Simon Property Group, LP 6.125% 2018	5,665	6,504
Synovus Financial Corp. 7.875% 2019	7,000	7,840
UDR, Inc. 3.70% 2020	4,410	4,681
Unum Group 7.125% 2016	10,000	10,944
UnumProvident Finance Co. PLC 6.85% 2015[5]	961	1,005
US Bancorp. 0.722% 2018[8]	5,000	5,031
US Bank NA 2.125% 2019	5,500	5,604
WEA Finance LLC 1.75% 2017[5]	9,000	9,057
WEA Finance LLC 2.70% 2019[5]	18,165	18,531
WEA Finance LLC 3.75% 2024[5]	16,330	17,227
Wells Fargo & Co. 2.15% 2020	10,100	10,176
Wells Fargo & Co. 3.30% 2024	24,705	25,863
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)[8]	71,606	78,946
		1,436,433
Capital Income Builder — Page 10 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy 0.77%	Principal amount (000)	Value (000)
Alpha Natural Resources, Inc. 9.75% 2018	$8,000	$2,840
Alpha Natural Resources, Inc. 6.25% 2021	1,000	250
American Energy (Marcellus), Term Loan B, 5.25% 2020[8,9,10]	1,500	1,252
American Energy (Marcellus), Term Loan A, 8.50% 2021[8,9,10]	3,275	2,481
American Energy (Permian Basin) 7.125% 2020[5]	4,425	3,275
American Energy (Permian Basin) 7.375% 2021[5]	1,700	1,267
American Energy (Woodford LLC) 9.00% 2022[5]	2,950	1,800
Anadarko Petroleum Corp. 6.375% 2017	8,250	9,177
Anadarko Petroleum Corp. 8.70% 2019	17,265	21,317
Anadarko Petroleum Corp. 6.20% 2040	1,580	1,979
Anadarko Petroleum Corp. 4.50% 2044	715	768
Arch Coal, Inc. 7.00% 2019	4,600	1,162
Arch Coal, Inc. 7.25% 2021	1,350	324
Arch Coal, Inc., Term Loan B1, 6.25% 2018[8,9,10]	421	305
Boardwalk Pipeline Partners 3.375% 2023	5,000	4,712
Boardwalk Pipelines, LP 4.95% 2024	10,380	10,642
Canadian Natural Resources Ltd. 3.80% 2024	1,975	1,966
Cenovus Energy Inc. 3.00% 2022	16,340	15,265
Cenovus Energy Inc. 3.80% 2023	6,120	6,009
Chevron Corp. 0.64% 2019[8]	15,000	15,102
Chevron Corp. 2.193% 2019	2,030	2,094
CNOOC Finance (2013) Ltd. 3.00% 2023	6,600	6,482
CONSOL Energy Inc. 8.25% 2020	3,800	3,828
CONSOL Energy Inc. 5.875% 2022	3,375	2,945
Denbury Resources Inc. 4.625% 2023	1,500	1,286
Diamond Offshore Drilling, Inc. 4.875% 2043	20,650	17,942
Ecopetrol SA 5.875% 2045	4,425	4,270
Enbridge Energy Partners, LP, Series B, 6.50% 2018	23,200	26,244
Enbridge Energy Partners, LP 9.875% 2019	5,000	6,398
Enbridge Energy Partners, LP 5.20% 2020	2,400	2,668
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,689
Enbridge Inc. 4.90% 2015	4,950	4,967
Enbridge Inc. 5.60% 2017	6,940	7,470
Enbridge Inc. 4.00% 2023	22,700	22,731
Enbridge Inc. 4.50% 2044	4,150	3,851
EnLink Midstream Partners, LP 2.70% 2019	2,335	2,344
EnLink Midstream Partners, LP 4.40% 2024	3,815	4,008
EnLink Midstream Partners, LP 5.05% 2045	9,630	9,894
Enterprise Products Operating LLC 3.90% 2024	11,840	12,544
Enterprise Products Operating LLC 4.85% 2044	4,830	5,368
Exxon Mobil Corp. 1.819% 2019	6,390	6,553
Exxon Mobil Corp. 3.176% 2024	3,500	3,794
Gazprom OJSC 8.146% 2018	21,850	21,194
Gazprom OJSC 4.95% 2022[5]	13,690	10,803
Gazprom OJSC, Series 9, 6.51% 2022	20,851	17,987
Husky Energy Inc. 6.20% 2017	5,600	6,105
Husky Energy Inc. 7.25% 2019	4,500	5,305
Jupiter Resources Inc. 8.50% 2022[5]	3,000	2,265
Kinder Morgan Energy Partners, LP 6.00% 2017	375	405
Kinder Morgan Energy Partners, LP 2.65% 2019	2,670	2,676
Kinder Morgan Energy Partners, LP 3.95% 2022	2,500	2,561
Kinder Morgan Energy Partners, LP 3.50% 2023	8,550	8,471
Kinder Morgan Energy Partners, LP 4.15% 2024	7,800	8,072
Kinder Morgan Energy Partners, LP 4.25% 2024	6,915	7,196
Capital Income Builder — Page 11 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan Energy Partners, LP 5.40% 2044	$9,505	$10,192
Kinder Morgan Energy Partners, LP 5.50% 2044	8,200	8,913
Kinder Morgan, Inc. 4.30% 2025	5,000	5,241
Kinder Morgan, Inc. 5.30% 2034	4,325	4,562
Kinder Morgan, Inc. 5.55% 2045	6,120	6,609
NGL Energy Partners LP 5.125% 2019[5]	1,325	1,265
NGPL PipeCo LLC 7.119% 2017[5]	10,225	9,970
NGPL PipeCo LLC 9.625% 2019[5]	6,425	6,321
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[8,9,10]	478	452
Oasis Petroleum Inc. 6.875% 2022	1,275	1,183
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[5,10]	5,603	3,991
PDC Energy Inc. 7.75% 2022	9,150	8,875
Peabody Energy Corp. 6.00% 2018	6,950	5,612
Peabody Energy Corp. 6.25% 2021	4,025	3,034
Pemex Project Funding Master Trust 5.75% 2018	2,750	2,981
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	15,000	17,284
Petrobras Global Finance Co. 4.375% 2023	670	553
Petrobras Global Finance Co. 6.25% 2024	6,185	5,603
Petrobras Global Finance Co. 5.625% 2043	720	565
Petrobras International Finance Co. 3.50% 2017	3,650	3,408
Petrobras International Finance Co. 5.375% 2021	13,700	12,377
Petróleos Mexicanos 5.50% 2021	3,475	3,772
Petróleos Mexicanos 4.50% 2026[5]	25,965	25,986
Petróleos Mexicanos 5.625% 2046[5]	2,025	2,080
Phillips 66 2.95% 2017	4,000	4,139
Phillips 66 4.30% 2022	11,525	12,638
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[5,10]	10,485	8,860
QGOG Constellation SA 6.25% 2019[5]	500	230
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5,10]	8,930	9,700
Ras Laffan Liquefied Natural Gas II 5.298% 2020[10]	2,323	2,523
Ras Laffan Liquefied Natural Gas III 6.75% 2019[5]	500	598
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	1,500	1,598
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	4,050	4,252
Reliance Holdings Ltd. 6.25% 2040	5,280	6,387
Reliance Holdings Ltd. 6.25% 2040[5]	3,875	4,688
Rice Energy Inc. 6.25% 2022	1,200	1,164
Sabine Pass Liquefaction, LLC 5.625% 2021	5,500	5,534
Sabine Pass Liquefaction, LLC 5.625% 2023	2,600	2,613
Sabine Pass Liquefaction, LLC 5.75% 2024	2,450	2,478
Samson Investment Co. 9.75% 2020	9,575	3,016
Samson Investment Co., Term Loan B, 5.00% 2018[8,9,10]	150	95
Schlumberger Investment SA 3.65% 2023	10,910	11,924
Shell International Finance BV 3.10% 2015	10,000	10,111
Southwestern Energy Co. 4.95% 2025	14,795	15,204
Spectra Energy Partners, LP 2.95% 2018	4,040	4,172
Statoil ASA 2.25% 2019	6,725	6,912
Statoil ASA 2.75% 2021	4,010	4,190
Statoil ASA 3.25% 2024	5,850	6,160
Tesoro Logistics LP 5.50% 2019[5]	575	584
Tesoro Logistics LP 6.25% 2022[5]	5,400	5,508
TransCanada PipeLines Ltd. 6.50% 2018	10,000	11,547
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[8]	12,930	12,510
Transocean Inc. 5.05% 2016	5,450	5,384
Transocean Inc. 2.50% 2017	14,175	12,442
Capital Income Builder — Page 12 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Transocean Inc. 6.375% 2021	$1,985	$1,644
Transocean Inc. 3.80% 2022	8,750	6,463
Transportadora de Gas Peru SA 4.25% 2028[5,10]	2,850	2,781
Western Gas Partners LP 2.60% 2018	1,375	1,392
Williams Companies, Inc. 4.55% 2024	2,170	2,022
Williams Partners LP 3.80% 2015	17,500	17,516
Williams Partners LP 4.125% 2020	5,000	5,250
Williams Partners LP 4.50% 2023	3,350	3,422
Williams Partners LP 4.30% 2024	6,030	6,070
Williams Partners LP 3.90% 2025	7,780	7,566
Williams Partners LP 5.40% 2044	3,750	3,834
Williams Partners LP 4.90% 2045	3,730	3,611
		745,864
Telecommunication services 0.74%
Altice Financing SA 6.625% 2023[5]	5,350	5,350
Altice Finco SA, First Lien, 7.75% 2022[5]	24,350	25,202
Altice Finco SA 7.625% 2025[5]	375	375
Altice SA 7.625% 2025[5]	1,050	1,050
América Móvil, SAB de CV 6.45% 2022	MXN45,000	3,025
América Móvil, SAB de CV 8.46% 2036	147,200	10,451
AT&T Inc. 0.90% 2016	$10,000	10,013
AT&T Inc. 4.30% 2042	1,114	1,120
AT&T Inc. 4.80% 2044	4,166	4,476
Deutsche Telekom International Finance BV 6.75% 2018	15,000	17,599
Frontier Communications Corp. 8.50% 2020	2,800	3,164
Frontier Communications Corp. 6.25% 2021	2,625	2,710
Frontier Communications Corp. 9.25% 2021	5,575	6,456
Frontier Communications Corp. 7.125% 2023	1,650	1,720
Intelsat Jackson Holding Co. 7.25% 2020	625	658
Intelsat Jackson Holding Co. 6.625% 2022	2,000	2,060
MetroPCS Wireless, Inc. 6.25% 2021	7,250	7,513
MetroPCS Wireless, Inc. 6.625% 2023	7,200	7,505
MTS International Funding Ltd. 8.625% 2020[5]	46,520	44,969
MTS International Funding Ltd. 8.625% 2020	36,673	35,450
NII Capital Corp. 10.00% 2016[11]	50	22
NII Capital Corp. 7.875% 2019[5,11]	2,275	2,025
NII Capital Corp. 8.875% 2019[11]	1,950	858
NII Capital Corp. 11.375% 2019[5,11]	3,425	3,108
NII Capital Corp. 7.625% 2021[11]	8,425	1,896
Numericable Group SA, First Lien, 4.875% 2019[5]	1,075	1,079
Numericable Group SA, First Lien, 6.00% 2022[5]	6,925	7,092
Numericable Group SA, First Lien, 6.25% 2024[5]	3,475	3,601
Sprint Capital Corp. 6.90% 2019	17,200	17,565
Sprint Nextel Corp. 8.375% 2017	12,575	13,691
Sprint Nextel Corp. 9.125% 2017	112,350	123,445
Sprint Nextel Corp. 7.00% 2020	6,500	6,581
Sprint Nextel Corp. 7.25% 2021	1,950	1,957
Sprint Nextel Corp. 11.50% 2021	138,575	167,676
Sprint Nextel Corp. 7.875% 2023	50,000	50,937
Sprint Nextel Corp. 7.125% 2024	3,000	2,932
T-Mobile US, Inc. 6.542% 2020	6,000	6,238
T-Mobile US, Inc. 6.731% 2022	3,000	3,124
Verizon Communications Inc. 2.625% 2020[5]	705	714
Capital Income Builder — Page 13 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Verizon Communications Inc. 5.15% 2023	$6,295	$7,235
Verizon Communications Inc. 3.50% 2024	12,000	12,364
Verizon Communications Inc. 4.15% 2024	10,000	10,790
Verizon Communications Inc. 4.40% 2034	21,679	23,040
Verizon Communications Inc. 5.05% 2034	11,056	12,566
Verizon Communications Inc. 3.85% 2042	5,202	4,963
Verizon Communications Inc. 4.862% 2046[5]	15,000	16,603
Vodafone Group PLC 5.625% 2017	10,450	11,353
Wind Acquisition SA 4.75% 2020[5]	3,300	3,209
Wind Acquisition SA 7.375% 2021[5]	6,350	6,175
		713,705
Health care 0.73%
AbbVie Inc. 2.90% 2022	12,265	12,512
AbbVie Inc. 4.40% 2042	10,315	11,344
Aetna Inc. 1.50% 2017	2,640	2,662
Aetna Inc. 2.20% 2019	1,995	2,025
Amgen Inc. 2.20% 2019	675	686
Baxter International Inc. 1.85% 2018	5,810	5,873
Bayer AG 2.375% 2019[5]	9,095	9,337
Bayer AG 3.00% 2021[5]	6,240	6,560
Bayer AG 3.375% 2024[5]	16,550	17,669
Becton, Dickinson and Co. 2.675% 2019	8,900	9,152
Becton, Dickinson and Co. 3.734% 2024	8,080	8,641
Becton, Dickinson and Co. 4.685% 2044	10,110	11,550
Boston Scientific Corp. 6.00% 2020	8,075	9,317
Celgene Corp. 3.625% 2024	23,690	25,122
Celgene Corp. 4.625% 2044	17,300	19,557
Centene Corp. 5.75% 2017	3,175	3,377
Centene Corp. 4.75% 2022	2,180	2,215
DJO Finance LLC 8.75% 2018	2,000	2,060
DJO Finance LLC 9.875% 2018	7,250	7,286
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[5]	3,975	4,045
Express Scripts Inc. 2.10% 2015	4,000	4,001
Express Scripts Inc. 3.125% 2016	706	725
Express Scripts Inc. 2.25% 2019	9,000	9,093
Forest Laboratories, Inc. 5.00% 2021[5]	165	181
Gilead Sciences, Inc. 3.05% 2016	18,215	18,941
Gilead Sciences, Inc. 3.50% 2025	17,070	18,382
Gilead Sciences, Inc. 4.80% 2044	13,225	15,916
Gilead Sciences, Inc. 4.50% 2045	6,200	7,190
GlaxoSmithKline Capital Inc. 5.65% 2018	2,500	2,854
Grifols Worldwide Operations Ltd. 5.25% 2022[5]	950	967
HCA Inc. 3.75% 2019	1,915	1,939
HCA Inc. 6.50% 2020	3,000	3,379
HCA Inc. 5.00% 2024	1,550	1,662
Humana Inc. 2.625% 2019	1,865	1,910
Humana Inc. 3.85% 2024	6,800	7,196
Humana Inc. 4.95% 2044	1,700	1,932
inVentiv Health Inc, Term Loan B4, 7.75% 2018[8,9,10]	1,470	1,468
inVentiv Health Inc. 11.00% 2018[5]	1,256	1,156
inVentiv Health Inc. 11.00% 2018[5]	837	762
inVentiv Health Inc. 12.00% 2018[5,8,12]	3,007	2,760
Kindred Healthcare, Inc. 8.00% 2020[5]	1,875	1,999
Capital Income Builder — Page 14 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Kinetic Concepts, Inc. 10.50% 2018	$7,085	$7,794
Laboratory Corporation of America Holdings 2.625% 2020	10,730	10,873
Laboratory Corporation of America Holdings 3.20% 2022	2,400	2,448
Laboratory Corporation of America Holdings 3.60% 2025	10,095	10,354
Laboratory Corporation of America Holdings 4.70% 2045	15,780	16,587
McKesson Corp. 0.95% 2015	2,730	2,737
McKesson Corp. 3.25% 2016	1,600	1,638
McKesson Corp. 1.292% 2017	12,400	12,443
McKesson Corp. 1.40% 2018	1,485	1,483
McKesson Corp. 2.284% 2019	5,810	5,923
McKesson Corp. 3.796% 2024	2,640	2,834
McKesson Corp. 4.883% 2044	8,500	10,166
Medtronic, Inc. 1.03% 2020[5,8]	11,000	11,002
Medtronic, Inc. 2.50% 2020[5]	14,015	14,437
Medtronic, Inc. 3.50% 2025[5]	24,700	26,279
Medtronic, Inc. 4.375% 2035[5]	11,545	12,872
Medtronic, Inc. 4.625% 2044	1,900	2,202
Medtronic, Inc. 4.625% 2045[5]	15,175	17,623
Merck & Co., Inc. 0.592% 2018[8]	30,000	30,064
Multiplan Inc., Term Loan B, 3.75% 2021[8,9,10]	4,112	4,020
Novartis Capital Corp. 3.40% 2024	14,540	15,802
Novartis Securities Investment Ltd. 5.125% 2019	15,000	17,181
Omnicare, Inc. 4.75% 2022	725	754
Ortho-Clinical Diagnostics Inc. 6.625% 2022[5]	3,935	3,409
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[8,9,10]	2,692	2,592
Patheon Inc., Term Loan B, 4.25% 2021[8,9,10]	1,716	1,676
Pfizer Inc. 0.541% 2018[8]	5,000	4,999
Pfizer Inc. 3.40% 2024	1,815	1,964
Pfizer Inc. 7.20% 2039	486	754
Pfizer Inc. 4.40% 2044	12,064	14,069
Roche Holdings, Inc. 0.597% 2019[5,8]	11,000	10,997
Roche Holdings, Inc. 2.25% 2019[5]	19,750	20,305
Roche Holdings, Inc. 6.00% 2019[5]	8,670	10,154
Roche Holdings, Inc. 2.875% 2021[5]	14,750	15,407
Roche Holdings, Inc. 3.35% 2024[5]	14,215	15,295
Roche Holdings, Inc. 4.00% 2044[5]	3,500	3,975
Select Medical Holdings Corp. 6.375% 2021	3,560	3,600
Tenet Healthcare Corp., First Lien, 6.25% 2018	4,000	4,360
Tenet Healthcare Corp., First Lien, 6.00% 2020	1,615	1,748
Thermo Fisher Scientific Inc. 1.30% 2017	945	946
Thermo Fisher Scientific Inc. 2.40% 2019	3,005	3,069
Thermo Fisher Scientific Inc. 3.30% 2022	8,255	8,602
Thermo Fisher Scientific Inc. 4.15% 2024	14,000	15,410
UnitedHealth Group Inc. 1.40% 2017	1,440	1,456
UnitedHealth Group Inc. 6.00% 2017	2,050	2,283
UnitedHealth Group Inc. 3.875% 2020	2,900	3,214
UnitedHealth Group Inc. 2.875% 2023	7,500	7,800
VPI Escrow Corp. 6.75% 2018[5]	3,000	3,199
VPI Escrow Corp. 6.375% 2020[5]	5,730	6,081
VWR Funding, Inc. 7.25% 2017	5,000	5,251
WellPoint, Inc. 2.30% 2018	2,740	2,796
WellPoint, Inc. 2.25% 2019	17,000	17,205
		705,535
Capital Income Builder — Page 15 of 33

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary 0.61%	Principal amount (000)	Value (000)
Academy Sports 9.25% 2019[5]	$10,000	$10,600
Amazon.com, Inc. 4.95% 2044	5,500	6,098
Bed Bath & Beyond Inc. 5.165% 2044	8,750	9,796
Boyd Gaming Corp. 9.00% 2020	14,000	14,612
Burger King Corp. 6.00% 2022[5]	4,150	4,274
Carnival Corp. 3.95% 2020	9,730	10,469
CBS Corp. 1.95% 2017	8,000	8,101
CBS Corp. 2.30% 2019	18,500	18,672
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	4,000	4,160
Cedar Fair, LP 5.375% 2024[5]	475	480
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[5]	8,335	8,710
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 5.50% 2022	3,375	3,409
Cinemark USA, Inc. 5.125% 2022	2,100	2,100
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	1,025	1,087
Comcast Corp. 5.85% 2015	10,000	10,415
Comcast Corp. 6.30% 2017	7,000	7,968
Comcast Corp. 4.20% 2034	3,500	3,946
Comcast Corp. 4.75% 2044	14,105	17,103
Cumulus Media Holdings Inc. 7.75% 2019	4,030	4,126
Cumulus Media Inc., Term Loan B, 4.25% 2020[8,9,10]	2,045	2,003
Daimler Finance NA LLC 3.00% 2016[5]	2,500	2,563
DaimlerChrysler North America Holding Corp. 1.375% 2017[5]	5,500	5,518
DaimlerChrysler North America Holding Corp. 1.09% 2018[5,8]	1,500	1,507
Delta 2 (Formula One), Term Loan B, 4.75% 2021[8,9,10]	1,075	1,043
Delta 2 (Formula One), Term Loan B, 7.75% 2022[8,9,10]	2,225	2,167
DISH DBS Corp. 4.625% 2017	6,525	6,672
Dollar General Corp. 4.125% 2017	17,500	18,433
EchoStar DBS Corp. 7.125% 2016	3,000	3,158
Federated Department Stores, Inc. 6.90% 2029	3,177	4,260
Ford Motor Co. 4.75% 2043	750	844
Ford Motor Credit Co. 8.00% 2016	2,000	2,241
Ford Motor Credit Co. 1.684% 2017	11,000	11,019
Ford Motor Credit Co. 4.25% 2017	5,000	5,270
Ford Motor Credit Co. 2.375% 2018	2,500	2,543
Ford Motor Credit Co. 2.597% 2019	18,310	18,594
Ford Motor Credit Co. 3.219% 2022	4,390	4,532
Ford Motor Credit Co. 3.664% 2024	1,000	1,039
Gannett Co., Inc. 5.125% 2019	1,385	1,440
Gannett Co., Inc. 4.875% 2021[5]	435	436
Gannett Co., Inc. 6.375% 2023	475	508
General Motors Co. 4.00% 2025	2,180	2,245
General Motors Co. 5.20% 2045	6,500	7,306
General Motors Financial Co. 3.25% 2018	5,500	5,596
General Motors Financial Co. 6.75% 2018	1,500	1,699
General Motors Financial Co. 4.375% 2021	16,000	16,980
Hilton Worldwide Finance LLC 5.625% 2021	1,800	1,908
Home Depot, Inc. 4.40% 2021	10,000	11,446
Li & Fung Ltd. 6.00% (undated)[8]	28,831	30,489
Limited Brands, Inc. 8.50% 2019	3,006	3,630
Limited Brands, Inc. 7.00% 2020	2,994	3,421
Marks and Spencer Group PLC 6.25% 2017[5]	6,729	7,473
Marriott International, Inc., Series I, 6.375% 2017	12,500	13,871
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	1,000	1,006
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	5,875	6,139
Capital Income Builder — Page 16 of 33

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
MGM Resorts International 6.875% 2016	$2,000	$2,095
MGM Resorts International 7.50% 2016	2,075	2,194
MGM Resorts International 6.75% 2020	2,025	2,147
MGM Resorts International 7.75% 2022	2,700	3,007
Michaels Stores, Inc. 7.50% 2018[5,8,12]	878	902
Michaels Stores, Inc. 5.875% 2020[5]	725	738
NBC Universal Enterprise, Inc. 0.938% 2018[5,8]	13,105	13,143
NBC Universal Enterprise, Inc. 5.25% (undated)[5]	9,635	10,286
NCL Corp. Ltd. 5.25% 2019[5]	900	911
Needle Merger Sub Corp. 8.125% 2019[5]	4,350	4,056
Neiman Marcus Group LTD Inc. 8.00% 2021[5]	2,150	2,236
Neiman Marcus Group LTD Inc. 8.75% 2021[5,8,12]	3,955	4,153
Neiman Marcus, Term Loan B, 4.25% 2020[8,9,10]	6,419	6,232
PETCO Animal Supplies, Inc. 9.25% 2018[5]	5,000	5,225
Pinnacle Entertainment, Inc. 6.375% 2021	2,050	2,112
Playa Resorts Holding BV 8.00% 2020[5]	1,600	1,596
Schaeffler Holding Finance BV 6.875% 2018[8,12]	€1,600	1,905
Schaeffler Holding Finance BV 7.625% 2018[5,8,12]	$1,275	1,339
Scripps Networks Interactive, Inc. 3.90% 2024	11,000	11,782
Stackpole Intl. 7.75% 2021[5]	4,410	4,311
Target Corp. 6.00% 2018	24,000	27,323
Thomson Reuters Corp. 1.30% 2017	6,705	6,719
Thomson Reuters Corp. 1.65% 2017	2,880	2,890
Thomson Reuters Corp. 4.30% 2023	2,085	2,291
Thomson Reuters Corp. 5.65% 2043	6,875	8,688
Time Inc. 5.75% 2022[5]	1,250	1,209
Time Warner Cable Inc. 5.00% 2020	10,000	11,281
Time Warner Inc. 5.875% 2016	18,600	20,184
Time Warner Inc. 2.10% 2019	1,240	1,252
Time Warner Inc. 4.05% 2023	31,840	34,499
Time Warner Inc. 3.55% 2024	2,000	2,100
Time Warner Inc. 4.65% 2044	1,000	1,125
Univision Communications Inc., Term Loan D, 4.00% 2020[8,9,10]	3,722	3,672
Viacom Inc. 2.75% 2019	1,405	1,442
Viacom Inc. 3.875% 2024	2,000	2,076
Viacom Inc. 4.85% 2034	585	632
Viacom Inc. 5.85% 2043	2,500	2,966
Viacom Inc. 5.25% 2044	8,200	9,200
Volkswagen Group of America Finance, LLC 1.25% 2017[5]	11,000	11,019
Volkswagen Group of America Finance, LLC 2.45% 2019[5]	4,620	4,751
Warner Music Group 6.00% 2021[5]	775	789
Warner Music Group 5.625% 2022[5]	475	471
Warner Music Group 6.75% 2022[5]	4,325	3,920
Wynn Macau, Ltd. 5.25% 2021[5]	1,000	978
		596,972
Utilities 0.57%
AES Corp. 7.375% 2021	5,000	5,562
Berkshire Hathaway Energy Co. 2.40% 2020	7,116	7,254
Berkshire Hathaway Energy Co. 3.50% 2025	5,900	6,267
Berkshire Hathaway Energy Co. 4.50% 2045	3,500	3,964
Calpine Corp. 5.375% 2023	3,010	3,055
Calpine Corp. 7.875% 2023[5]	936	1,053
Calpine Corp. 5.50% 2024	1,360	1,362
Capital Income Builder — Page 17 of 33

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Cleveland Electric Illuminating Co. 8.875% 2018	$21,700	$27,152
CMS Energy Corp. 8.75% 2019	10,410	13,243
CMS Energy Corp. 6.25% 2020	22,861	27,021
CMS Energy Corp. 5.05% 2022	5,460	6,317
CMS Energy Corp. 3.875% 2024	25,163	27,326
CMS Energy Corp. 4.70% 2043	5,590	6,520
CMS Energy Corp. 4.875% 2044	9,713	11,737
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	5,000	5,906
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	1,463	1,777
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	1,500	1,624
Dominion Gas Holdings LLC 2.50% 2019	3,063	3,145
Dominion Gas Holdings LLC 3.60 2024	2,470	2,635
Duke Energy Corp. 3.95% 2023	11,246	12,531
Duke Energy Corp. 3.75% 2024	8,540	9,375
Dynegy Finance Inc. 6.75% 2019[5]	520	536
Dynegy Finance Inc. 7.375% 2022[5]	2,290	2,367
Dynegy Finance Inc. 7.625% 2024[5]	3,590	3,716
EDP Finance BV 4.125% 2020[5]	2,775	2,845
Entergy Corp. 4.70% 2017	6,500	6,868
Entergy Louisiana, LLC 3.30% 2022	4,520	4,792
Entergy Louisiana, LLC 3.78% 2025	3,500	3,785
MidAmerican Energy Co. 3.50% 2024	1,848	2,006
MidAmerican Energy Holdings Co. 3.75% 2023	9,329	10,127
National Grid PLC 6.30% 2016	20,725	22,323
National Rural Utilities Cooperative Finance Corp. 2.30% 2019	5,835	5,987
National Rural Utilities Cooperative Finance Corp. 2.00% 2020	2,650	2,669
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	9,736	11,817
Niagara Mohawk Power Corp. 3.508% 2024[5]	3,965	4,251
Northeast Utilities 3.15% 2025	2,840	2,904
Northern States Power Co., First Mortgage Bonds, 7.125% 2025	507	699
Northern States Power Co. 5.25% 2035	227	297
NV Energy, Inc 6.25% 2020	47,989	57,531
Ohio Power Co., Series G, 6.60% 2033	2,772	3,864
Ohio Power Co., Series H, 6.60% 2033	1,444	2,026
Pacific Gas and Electric Co. 3.25% 2023	22,500	23,419
Pacific Gas and Electric Co. 3.85% 2023	10,115	11,051
Pacific Gas and Electric Co. 3.40% 2024	2,914	3,094
Pacific Gas and Electric Co. 4.75% 2044	2,500	3,026
Pacific Gas and Electric Co. 4.30% 2045	8,514	9,648
PacifiCorp., First Mortgage Bonds, 5.25% 2035	2,047	2,639
Pennsylvania Electric Co. 6.05% 2017	3,000	3,334
PG&E Corp. 2.40% 2019	6,350	6,481
Progress Energy, Inc. 7.05% 2019	9,650	11,633
Progress Energy, Inc. 7.00% 2031	5,000	7,108
Progress Energy, Inc. 7.75% 2031	5,000	7,540
PSEG Power LLC 4.30% 2023	5,000	5,482
Public Service Co. of Colorado 5.80% 2018	4,850	5,590
Public Service Co. of Colorado 5.125% 2019	2,973	3,401
Public Service Co. of Colorado 3.20% 2020	1,270	1,356
Public Service Co. of Colorado 2.25% 2022	2,408	2,404
Public Service Electric and Gas Co. 2.00% 2019	4,184	4,286
Public Service Electric and Gas Co. 2.375% 2023	551	552
Puget Sound Energy Inc. 6.724% 2036	4,500	7,022
Puget Sound Energy, Inc., First Lien, 6.50% 2020	9,599	11,564
Capital Income Builder — Page 18 of 33

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Puget Sound Energy, Inc., First Lien, 6.00% 2021	$3,695	$4,427
Puget Sound Energy, Inc., First Lien, 5.625% 2022	10,226	12,147
State Grid Overseas Investment Ltd. 1.75% 2018[5]	10,000	9,895
Tampa Electric Co. 5.40% 2021	1,987	2,387
Tampa Electric Co. 2.60% 2022	6,350	6,451
Tampa Electric Co. 4.35% 2044	2,800	3,280
Teco Finance, Inc. 6.75% 2015	400	406
Teco Finance, Inc. 5.15% 2020	15,218	17,311
Virginia Electric and Power Co. 3.45% 2024	1,995	2,155
Virginia Electric and Power Co. 4.45% 2044	2,000	2,390
Xcel Energy Inc. 4.70% 2020	10,520	11,919
Xcel Energy Inc. 6.50% 2036	10,000	14,553
		554,187
Consumer staples 0.46%
Altria Group, Inc. 9.70% 2018	12,328	15,768
Altria Group, Inc. 9.25% 2019	3,834	5,007
Altria Group, Inc. 2.625% 2020	14,090	14,469
Altria Group, Inc. 4.75% 2021	1,500	1,690
Altria Group, Inc. 2.85% 2022	5,000	5,030
Altria Group, Inc. 2.95% 2023	3,800	3,847
Altria Group, Inc. 4.00% 2024	9,500	10,344
Altria Group, Inc. 4.25% 2042	2,000	2,043
Altria Group, Inc. 4.50% 2043	500	534
Altria Group, Inc. 5.375% 2044	5,375	6,527
Anheuser-Busch InBev NV 1.375% 2017	1,000	1,010
Anheuser-Busch InBev NV 6.875% 2019	16,000	19,629
Anheuser-Busch InBev NV 5.375% 2020	2,500	2,903
C&S Group Enterprises LLC 5.375% 2022[5]	3,250	3,234
Coca-Cola Co. 1.50% 2015	4,000	4,039
Coca-Cola Co. 1.80% 2016	500	510
Coca-Cola Co. 3.30% 2021	2,000	2,165
ConAgra Foods, Inc. 1.90% 2018	11,300	11,315
ConAgra Foods, Inc. 3.20% 2023	5,662	5,716
Constellation Brands, Inc. 3.875% 2019	3,500	3,609
CVS Caremark Corp. 2.25% 2019	9,280	9,493
CVS Caremark Corp. 4.00% 2023	15,920	17,624
Del Monte Corp. 7.625% 2019	3,030	3,015
Delhaize Group 6.50% 2017	19,210	21,265
General Mills, Inc. 1.40% 2017	5,500	5,527
General Mills, Inc. 2.20% 2019	2,565	2,597
H.J Heinz Co. 4.875% 2025[5]	4,000	4,020
Imperial Tobacco Finance PLC 2.05% 2018[5]	5,000	5,046
Ingles Markets, Inc. 5.75% 2023	1,900	1,924
Kraft Foods Inc. 5.00% 2042	2,600	2,960
Kroger Co. 6.40% 2017	31,300	35,099
Kroger Co. 2.95% 2021	5,000	5,136
Kroger Co. 3.85% 2023	3,300	3,548
Kroger Co. 5.00% 2042	3,750	4,438
Mondelez International, Inc. 4.00% 2024	4,955	5,397
PepsiCo, Inc. 2.50% 2016	10,000	10,241
Pernod Ricard SA 2.95% 2017[5]	12,000	12,374
Pernod Ricard SA 4.45% 2022[5]	12,500	13,793
Philip Morris International Inc. 3.60% 2023	4,545	4,903
Capital Income Builder — Page 19 of 33

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International Inc. 3.25% 2024	$10,500	$11,019
Philip Morris International Inc. 3.875% 2042	6,000	6,160
Philip Morris International Inc. 4.875% 2043	3,500	4,176
Philip Morris International Inc. 4.25% 2044	1,800	1,959
Procter & Gamble Co. 0.503% 2019[8]	11,000	11,044
Reynolds American Inc. 6.15% 2043	2,035	2,531
SABMiller Holdings Inc. 2.45% 2017[5]	14,815	15,183
SABMiller Holdings Inc. 2.20% 2018[5]	3,700	3,757
Smithfield Foods, Inc. 5.25% 2018[5]	800	818
Stater Bros. Holdings Inc., Term Loan B, 4.75% 2021[8,9,10]	981	977
Tyson Foods, Inc. 2.65% 2019	4,500	4,631
Tyson Foods, Inc. 3.95% 2024	15,800	17,034
Tyson Foods, Inc. 5.15% 2044	1,320	1,603
Walgreens Boots Alliance, Inc. 2.70% 2019	11,000	11,279
Walgreens Boots Alliance, Inc. 4.80% 2044	4,875	5,582
Wal-Mart Stores, Inc. 5.80% 2018	11,095	12,658
WM. Wrigley Jr. Co. 2.40% 2018[5]	4,075	4,169
WM. Wrigley Jr. Co. 2.90% 2019[5]	9,225	9,565
WM. Wrigley Jr. Co. 3.375% 2020[5]	29,685	31,237
		443,171
Industrials 0.37%
AAF Holdings LLC 12.75% 2019[5,8,12]	2,296	2,202
ADS Waste Escrow 8.25% 2020	1,275	1,294
AECOM Technology Corp. 5.75% 2022[5]	1,725	1,809
AerCap Holdings NV 2.75% 2017[5]	3,250	3,234
Altegrity, Inc. 9.50% 2019[5]	7,250	7,302
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[10]	458	496
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	7,125	5,932
Atlas Copco AB 5.60% 2017[5]	17,290	18,919
B/E Aerospace, Inc., Term Loan B, 4.00% 2021[8,9,10]	2,040	2,045
BakerCorp International, Inc. 8.25% 2019	6,500	4,973
BNSF Funding Trust I 6.613% 2055[8]	6,700	7,538
Brunswick Rail Finance Ltd. 6.50% 2017	1,300	608
Canadian National Railway Co. 5.55% 2018	25,000	28,313
CEVA Group PLC 4.00% 2018[5]	1,050	903
CEVA Group PLC 7.00% 2021[5]	1,850	1,721
CEVA Group PLC 9.00% 2021[5]	775	680
CEVA Group PLC, LOC, 6.50% 2021[8,9,10]	515	474
CEVA Group PLC, Term Loan B, 6.50% 2021[8,9,10]	743	685
CEVA Group PLC, Term Loan, 6.50% 2021[8,9,10]	539	496
CEVA Group PLC, Term Loan, 6.50% 2021[8,9,10]	93	86
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[10]	3,272	3,426
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[10]	1,965	2,077
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[10]	7,040	7,585
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[10]	9,683	10,857
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[10]	9,881	11,203
CSX Corp. 3.40% 2024	1,605	1,698
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-1, 5.00% 2018[8,9,10]	1,829	1,827
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-2, 5.00% 2018[8,9,10]	768	767
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[10]	1,185	1,381
Esterline Technologies Corp. 7.00% 2020	10,350	10,919
European Aeronautic Defence and Space Company 2.70% 2023[5]	18,000	18,385
Far East Capital Limited SA 8.75% 2020[5]	685	236
Capital Income Builder — Page 20 of 33

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Gardner Denver, Inc., Term Loan B, 4.25% 2020[8,9,10]	$5,984	$5,607
Gates Global LLC 6.00% 2022[5]	3,950	3,723
Gates Global LLC, Term Loan B, 4.25% 2021[8,9,10]	2,643	2,589
General Electric Capital Corp. 2.20% 2020	8,125	8,292
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[8]	30,000	33,210
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[8]	60,000	70,050
General Electric Corp. 5.25% 2017	12,500	13,951
HD Supply, Inc. 5.25% 2021[5]	1,325	1,368
KLX Inc. 5.875% 2022[5]	1,780	1,762
LMI Aerospace Inc. 7.375% 2019[5]	2,550	2,544
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[5]	750	774
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[5]	5,925	5,969
Nortek Inc. 10.00% 2018	5,000	5,275
Nortek Inc. 8.50% 2021	1,500	1,601
Parker-Hannifin Corp. 4.45% 2044	290	339
R.R. Donnelley & Sons Co. 7.875% 2021[2]	1,475	1,645
R.R. Donnelley & Sons Co. 6.50% 2023[2]	775	798
Republic Services, Inc. 3.80% 2018	2,500	2,666
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[5]	4,225	3,855
TransDigm Inc. 5.50% 2020	5,000	4,931
Union Pacific Corp. 3.375% 2035	3,255	3,352
United Rentals, Inc. 6.125% 2023	4,000	4,175
United Technologies Corp. 4.50% 2042	6,000	7,027
Volvo Treasury AB 5.95% 2015[5]	11,950	12,048
Waste Management, Inc. 2.60% 2016	4,445	4,558
Watco Companies 6.375% 2023[5]	1,735	1,744
		363,924
Materials 0.19%
Arbermarle Corp. 5.10% 2015	3,500	3,500
ArcelorMittal 5.00% 2017[8]	24,950	25,998
ArcelorMittal 10.35% 2019[8]	750	899
ArcelorMittal 6.00% 2021[8]	1,000	1,035
ArcelorMittal 6.75% 2022[8]	20,500	21,935
Ball Corp. 5.00% 2022	1,175	1,244
BHP Billiton Finance (USA) Ltd. 2.05% 2018	13,220	13,466
Dow Chemical Co. 5.70% 2018	402	450
Dow Chemical Co. 4.125% 2021	2,500	2,728
E.I. du Pont de Nemours and Co. 5.25% 2016	1,500	1,624
E.I. du Pont de Nemours and Co. 2.80% 2023	10,000	10,176
Ecolab Inc. 3.00% 2016	8,725	9,042
Ecolab Inc. 4.35% 2021	1,500	1,678
First Quantum Minerals Ltd. 6.75% 2020[5]	7,188	6,146
First Quantum Minerals Ltd. 7.00% 2021[5]	8,398	7,075
FMG Resources 6.00% 2017[5]	1,000	979
FMG Resources 6.875% 2018[5,10]	2,222	2,156
FMG Resources 8.25% 2019[5]	7,875	7,019
Georgia Gulf Corp. 4.875% 2023	3,500	3,426
Glencore Xstrata LLC 4.125% 2023[5]	4,000	3,875
Glencore Xstrata LLC 4.625% 2024[5]	5,000	4,958
JMC Steel Group Inc. 8.25% 2018[5]	6,575	5,465
LSB Industries, Inc. 7.75% 2019	2,100	2,174
Monsanto Co. 2.75% 2021	515	533
Monsanto Co. 4.20% 2034	5,525	6,247
Capital Income Builder — Page 21 of 33

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Monsanto Co. 4.40% 2044	$300	$335
Mosaic Co. 4.25% 2023	1,700	1,877
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	457
PQ Corp. 8.75% 2018[5]	2,031	2,092
Rayonier Advanced Materials Inc. 5.50% 2024[5]	2,545	2,182
Reynolds Group Inc. 7.875% 2019	3,565	3,774
Reynolds Group Inc. 9.875% 2019	680	726
Reynolds Group Inc. 5.75% 2020	4,875	4,997
Rio Tinto Finance (USA) Ltd. 9.00% 2019	5,670	7,276
Ryerson Inc. 9.00% 2017	3,275	3,341
Ryerson Inc. 11.25% 2018	2,004	2,124
Solenis, Term Loan, 7.75% 2022[8,9,10]	3,245	3,148
Tembec Industries Inc. 9.00% 2019[5]	1,055	1,044
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[5]	2,020	2,161
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 3.75% 2020[8,9,10]	2,745	2,692
Walter Energy, Inc. 9.875% 2020	1,275	191
Yara International ASA 7.875% 2019[5]	2,225	2,691
		184,936
Information technology 0.15%
Alcatel-Lucent USA Inc. 4.625% 2017[5]	1,150	1,174
Alcatel-Lucent USA Inc. 6.75% 2020[5]	1,500	1,564
Alcatel-Lucent USA Inc. 8.875% 2020[5]	9,875	10,788
Avago Technologies Ltd., Term Loan B, 3.75% 2021[8,9,10]	6,791	6,788
eBay Inc. 3.45% 2024	6,000	6,002
First Data Corp. 6.75% 2020[5]	5,255	5,636
First Data Corp. 11.75% 2021	2,921	3,381
First Data Corp. 12.625% 2021	8,500	10,104
Freescale Semiconductor, Inc. 5.00% 2021[5]	1,000	1,027
Freescale Semiconductor, Inc. 6.00% 2022[5]	2,200	2,332
International Business Machines Corp. 1.95% 2016	7,925	8,092
International Business Machines Corp. 3.375% 2023	10,000	10,622
Lawson Software, Inc. 9.375% 2019	5,975	6,445
National Semiconductor Corp. 6.60% 2017	10,000	11,296
Oracle Corp. 0.833% 2019[8]	5,000	5,038
Oracle Corp. 2.80% 2021	6,500	6,797
Oracle Corp. 3.40% 2024	9,250	9,913
Samsung Electronics America, Inc. 1.75% 2017[5]	12,350	12,495
Serena Software, Inc., Term Loan B, 7.50% 2020[8,9,10]	4,050	4,032
SRA International, Inc., Term Loan B, 6.50% 2018[8,9,10]	8,149	8,159
SunGard Data Systems Inc. 7.375% 2018	3,790	3,942
SunGard Data Systems Inc. 7.625% 2020	3,450	3,696
TIBCO Software, Inc. 11.375% 2021[5]	1,950	1,926
		141,249
Total corporate bonds & notes		5,885,976
Mortgage-backed obligations 2.08%
Aventura Mall Trust, Series A, 3.671% 2032[5,8,10]	5,500	6,001
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[8,10]	6,606	6,813
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.701% 2045[8,10]	960	962
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.591% 2049[8,10]	5,000	5,373
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 5.821% 2051[8,10]	1,640	1,795
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1-A1, 2.497% 2034[8,10]	147	144
Capital Income Builder — Page 22 of 33

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 2.642% 2034[8,10]	$1,180	$1,161
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A1A, 5.571% 2038[8,10]	11,624	12,119
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[8,10]	202	221
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[8,10]	4,320	4,777
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.150% 2049[8,10]	5,000	5,514
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[10]	16,665	17,503
COMM Mortgage Trust Series 2014-277P, Class A, 3.611% 2049[5,8,10]	10,750	11,668
Commercial Mortgage Trust, Series 2005-LP5, Class E, 5.171% 2043[5,8,10]	2,250	2,274
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[10]	1,725	1,845
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 2037[5,10]	12,500	13,108
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 1.05% 2027[5,8,10]	3,000	2,996
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class B, 1.45% 2027[5,8,10]	1,500	1,500
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class C, 1.80% 2027[5,8,10]	1,500	1,501
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class D, 2.40% 2027[5,8,10]	1,000	993
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[10]	331	359
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[10]	211	229
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[10]	245	263
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class D, 5.10% 2038[8,10]	1,500	1,526
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[10]	32,167	33,905
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[8,10]	117	126
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[5,10]	22,228	22,740
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.018% 2031[5,8,10]	5,000	5,001
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-B, 1.368% 2031[5,8,10]	3,000	2,970
Fannie Mae 4.50% 2020[10]	1,056	1,115
Fannie Mae 6.00% 2021[10]	1,174	1,289
Fannie Mae 5.00% 2023[10]	2,204	2,408
Fannie Mae 4.50% 2024[10]	11,923	12,890
Fannie Mae 4.50% 2024[10]	2,798	3,021
Fannie Mae 6.00% 2024[10]	3,744	4,236
Fannie Mae 6.00% 2024[10]	29	32
Fannie Mae 6.00% 2026[10]	14,019	15,898
Fannie Mae 3.00% 2027[10]	15,637	16,485
Fannie Mae 6.00% 2027[10]	20,518	23,522
Fannie Mae 5.50% 2033[10]	646	727
Fannie Mae 6.00% 2036[10]	9,945	11,392
Fannie Mae 6.00% 2036[10]	7,860	9,004
Fannie Mae 6.00% 2036[10]	5,086	5,847
Fannie Mae 6.00% 2036[10]	4,505	5,159
Fannie Mae 6.00% 2036[10]	1,639	1,876
Fannie Mae 7.00% 2036[10]	57	60
Fannie Mae 5.50% 2037[10]	616	693
Fannie Mae 6.50% 2037[10]	3,025	3,470
Fannie Mae 6.50% 2037[10]	534	578
Fannie Mae 6.50% 2037[10]	397	455
Fannie Mae 6.50% 2037[10]	176	191
Fannie Mae 7.00% 2037[10]	6,079	6,987
Fannie Mae 7.00% 2037[10]	373	418
Fannie Mae 7.50% 2037[10]	884	1,009
Fannie Mae 7.50% 2037[10]	363	415
Fannie Mae 7.50% 2037[10]	260	297
Fannie Mae 7.50% 2037[10]	127	133
Fannie Mae 7.50% 2037[10]	29	32
Fannie Mae 5.093% 2038[8,10]	1,872	2,016
Capital Income Builder — Page 23 of 33

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 5.257% 2038[8,10]	$262	$282
Fannie Mae 5.50% 2038[10]	6,047	6,799
Fannie Mae 5.50% 2038[10]	4,214	4,737
Fannie Mae 5.50% 2038[10]	2,381	2,677
Fannie Mae 5.50% 2038[10]	1,182	1,328
Fannie Mae 5.50% 2038[10]	641	716
Fannie Mae 6.00% 2038[10]	2,852	3,233
Fannie Mae 7.00% 2038[10]	132	153
Fannie Mae 2.19% 2039[8,10]	2,162	2,306
Fannie Mae 2.191% 2039[8,10]	3,385	3,611
Fannie Mae 2.221% 2039[8,10]	2,056	2,188
Fannie Mae 2.25% 2039[8,10]	875	936
Fannie Mae 2.26% 2039[8,10]	3,486	3,739
Fannie Mae 2.28% 2039[8,10]	1,920	2,060
Fannie Mae 2.32% 2039[8,10]	1,229	1,319
Fannie Mae 2.335% 2039[8,10]	2,018	2,165
Fannie Mae 2.377% 2039[8,10]	614	658
Fannie Mae 2.42% 2039[8,10]	2,255	2,419
Fannie Mae 2.422% 2039[8,10]	1,051	1,128
Fannie Mae 2.472% 2039[8,10]	3,187	3,418
Fannie Mae 5.50% 2039[10]	497	555
Fannie Mae 4.00% 2040[10]	3,727	3,998
Fannie Mae 4.00% 2040[10]	1,017	1,110
Fannie Mae 4.184% 2040[8,10]	3,185	3,424
Fannie Mae 4.344% 2040[8,10]	3,576	3,831
Fannie Mae 6.00% 2040[10]	24,787	28,092
Fannie Mae 2.801% 2041[8,10]	2,787	2,976
Fannie Mae 3.529% 2041[8,10]	1,524	1,617
Fannie Mae 4.00% 2041[10]	9,460	10,144
Fannie Mae 4.00% 2041[10]	1,668	1,819
Fannie Mae 4.00% 2041[10]	958	1,045
Fannie Mae 4.00% 2041[10]	795	867
Fannie Mae 4.00% 2041[10]	537	588
Fannie Mae 5.00% 2041[10]	20,582	22,804
Fannie Mae 6.00% 2041[10]	16,138	18,555
Fannie Mae 4.00% 2042[10]	293,718	319,888
Fannie Mae 4.00% 2042[10]	38,984	42,458
Fannie Mae 4.00% 2042[10]	24,689	26,889
Fannie Mae 4.00% 2042[10]	8,323	9,080
Fannie Mae 4.00% 2042[10]	5,829	6,348
Fannie Mae 4.00% 2042[10]	2,987	3,253
Fannie Mae 4.00% 2042[10]	2,751	3,002
Fannie Mae 4.00% 2043[10]	27,271	29,735
Fannie Mae 4.00% 2043[10]	22,288	24,398
Fannie Mae 4.50% 2043[10]	12,666	13,745
Fannie Mae 4.50% 2043[10]	8,734	9,470
Fannie Mae 4.50% 2043[10]	4,444	4,826
Fannie Mae 3.50% 2045[10,13]	35,200	37,198
Fannie Mae 7.00% 2047[10]	157	180
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017[10]	641	661
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021[10]	4,225	4,432
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[10]	901	1,016
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035[10]	4,429	5,044
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[10]	3,083	2,941
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[10]	2,425	2,293
Capital Income Builder — Page 24 of 33

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[10]	$649	$608
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[10]	442	416
Fannie Mae, Series 2006-65, Class PF, 0.448% 2036[8,10]	3,021	3,028
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036[10]	5,279	5,835
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036[10]	19,629	22,246
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036[10]	12,479	14,147
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[10]	9,381	10,451
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037[10]	23,371	25,625
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037[10]	10,778	12,073
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[10]	4,682	5,214
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[10]	132	148
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[10]	115	135
Freddie Mac 5.50% 2023[10]	2,154	2,352
Freddie Mac 6.00% 2026[10]	2,034	2,329
Freddie Mac 5.50% 2027[10]	4,062	4,541
Freddie Mac 6.50% 2032[10]	834	982
Freddie Mac 4.93% 2038[8,10]	970	1,040
Freddie Mac 5.00% 2038[10]	2,759	3,047
Freddie Mac 5.00% 2038[10]	758	837
Freddie Mac 5.00% 2038[10]	702	778
Freddie Mac 5.50% 2038[10]	6,610	7,391
Freddie Mac 2.25% 2039[8,10]	922	978
Freddie Mac 5.00% 2039[10]	23,319	25,755
Freddie Mac 6.00% 2040[10]	233	264
Freddie Mac 4.50% 2041[10]	34,144	37,144
Freddie Mac 4.50% 2041[10]	1,630	1,773
Freddie Mac 5.00% 2041[10]	515	567
Freddie Mac 5.50% 2041[10]	11,579	12,951
Freddie Mac 4.50% 2043[10]	4,844	5,249
Freddie Mac 6.50% 2047[10]	423	477
Freddie Mac, Series 2890, Class KT, 4.50% 2019[10]	1,914	2,028
Freddie Mac, Series 2642, Class BL, 3.50% 2023[10]	883	919
Freddie Mac, Series 2626, Class NG, 3.50% 2023[10]	212	219
Freddie Mac, Series 1617, Class PM, 6.50% 2023[10]	789	893
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026[10]	1,233	1,144
Freddie Mac, Series 2153, Class GG, 6.00% 2029[10]	1,562	1,769
Freddie Mac, Series 2122, Class QM, 6.25% 2029[10]	2,841	3,156
Freddie Mac, Series 3061, Class PN, 5.50% 2035[10]	4,196	4,668
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[10]	4,310	4,135
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036[10]	2,675	2,537
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[10]	1,472	1,438
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[10]	1,441	1,372
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[10]	1,315	1,286
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036[10]	779	720
Freddie Mac, Series 3156, Class NG, 6.00% 2036[10]	12,388	13,644
Freddie Mac, Series 3286, Class JN, 5.50% 2037[10]	6,506	7,252
Freddie Mac, Series 3271, Class OA, 6.00% 2037[10]	9,175	10,185
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, 5.29% 2045[8,10]	3,960	4,076
Government National Mortgage Assn. 4.50% 2037[10]	3,460	3,790
Government National Mortgage Assn. 6.00% 2039[10]	6,607	7,530
Government National Mortgage Assn. 6.50% 2039[10]	839	954
Government National Mortgage Assn. 3.50% 2040[10]	429	455
Government National Mortgage Assn. 5.00% 2040[10]	4,986	5,447
Government National Mortgage Assn. 5.50% 2040[10]	8,213	9,248
Government National Mortgage Assn. 4.50% 2041[10]	5,849	6,378
Capital Income Builder — Page 25 of 33

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 5.00% 2041[10]	$6,968	$7,605
Government National Mortgage Assn. 6.50% 2041[10]	3,017	3,469
Government National Mortgage Assn. 4.00% 2044[10]	186,052	199,117
Government National Mortgage Assn. 4.00% 2044[10]	139,166	148,825
Government National Mortgage Assn. 4.00% 2044[10]	4,620	4,947
Government National Mortgage Assn. 5.816% 2058[10]	6,539	6,864
Government National Mortgage Assn. 6.172% 2058[10]	495	519
Government National Mortgage Assn. 6.205% 2058[10]	2,074	2,217
Government National Mortgage Assn. 6.22% 2058[10]	681	713
Government National Mortgage Assn. 4.587% 2061[10]	2,951	3,205
Government National Mortgage Assn. 4.528% 2062[10]	8,204	8,942
Government National Mortgage Assn. 4.625% 2062[10]	3,282	3,602
Government National Mortgage Assn. 4.76% 2064[10]	2,003	2,158
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035[10]	3,166	2,921
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037[10]	2,161	2,017
Government National Mortgage Assn., Series 2003, 6.116% 2058[10]	743	793
Grace Mortgage Trust, Series 2014-GRCE, Class A, 3.3687% 2028[5,10]	3,000	3,203
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.819% 2038[8,10]	13,844	14,460
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 5.819% 2038[8,10]	5,172	5,420
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[10]	2,317	2,488
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[10]	11,000	11,744
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[10]	4,281	4,708
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[5,10]	10,975	11,055
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[5,10]	9,250	9,418
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[5,10]	12,735	13,055
Hilton USA Trust, Series 2013-HLF, DFX, 4.407% 2030[5,10]	1,500	1,537
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037[10]	5,000	5,043
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[8,10]	14,840	15,070
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[10]	5,117	5,423
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[8,10]	40,508	42,192
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[5,10]	8,927	9,168
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[5,10]	11,842	12,193
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[8,10]	6,086	6,503
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[10]	8,168	8,759
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.699% 2049[8,10]	9,597	10,332
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.699% 2049[8,10]	4,224	4,584
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[8,10]	5,344	5,855
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[10]	5,765	6,026
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 5.860% 2044[8,10]	1,018	1,114
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[8,10]	5,800	6,146
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[8,10]	1,750	1,906
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.169% 2045[8,10]	5,335	5,980
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class A1A 5.409% 2046[8,10]	1,617	1,716
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[10]	1,306	1,375
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[10]	23,636	25,052
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2021[5,10]	10,985	11,717
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.67% 2042[8,10]	20,105	21,061
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[10]	1,449	1,542
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-1A, 5.312% 2044[10]	778	831
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[10]	1,290	1,379
Northern Rock PLC 5.625% 2017[5,10]	12,857	14,146
Northern Rock PLC 5.625% 2017[10]	6,000	6,602
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.707% 2043[8,10]	887	925
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[8,10]	9,910	10,663
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755% 2031[5,8,10]	2,200	2,290
Capital Income Builder — Page 26 of 33

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
WFLD Mortgage Trust, Series 2014-MONT, Class B, 3.755% 2031[5,8,10]	$2,100	$2,221
WFLD Mortgage Trust, Series 2014-MONT, Class D, 3.755% 2031[5,8,10]	1,925	1,934
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.755% 2031[5,8,10]	1,150	1,236
		2,020,806
Federal agency bonds & notes 0.65%
CoBank, ACB 7.875% 2018[5]	12,160	14,310
CoBank, ACB 0.841% 2022[5,8]	10,410	9,603
Fannie Mae 5.00% 2015	25,000	25,243
Fannie Mae 5.375% 2016	60,420	64,775
Fannie Mae 0.875% 2018	15,000	14,948
Fannie Mae 2.625% 2024	43,035	45,563
Federal Home Loan Bank 0.50% 2015	25,000	25,043
Federal Home Loan Bank, Series 2816, 1.00% 2017	14,955	15,067
Freddie Mac 5.50% 2016	14,580	15,661
Freddie Mac 1.00% 2017	25,000	25,164
Freddie Mac 1.00% 2017	20,500	20,676
Freddie Mac 5.50% 2017	50,000	56,086
Freddie Mac 4.875% 2018	40,000	45,164
Freddie Mac 1.25% 2019	50,000	49,919
Freddie Mac, Series KF02, Class A2, multifamily 0.718% 2020[8,10]	24,692	24,804
Freddie Mac, Series KF02, Class A3, multifamily 0.80% 2020[8,10]	11,591	11,629
Freddie Mac, Series K716, Class A2, multifamily 3.132% 2021[10]	13,590	14,565
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[10]	18,009	18,375
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[10]	20,110	20,652
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[10]	41,420	42,592
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022[10]	5,965	6,189
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[10]	3,717	3,844
Freddie Mac, Series K030, Class A2, multifamily 3.25% 2023[8,10]	9,380	10,179
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[8,10]	26,650	29,535
Freddie Mac, Series K042, Class A2, multifamily 2.67% 2024[10]	8,000	8,292
Freddie Mac, Series K041, Class A2, multifamily 3.171% 2024[10]	3,000	3,242
Freddie Mac, Series K040, Class A2, multifamily 3.241% 2024[10]	4,000	4,349
		625,469
Asset-backed obligations 0.50%
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017[10]	209	213
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[5,10]	12,345	12,842
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[5,10]	15,500	15,751
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[5,10]	7,000	7,000
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[10]	19,870	20,014
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[10]	8,645	8,676
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C, 1.79% 2019[10]	2,355	2,359
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[5,10]	9,800	9,802
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.153% 2021[1,5,8,10]	20,245	20,241
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[10]	22,100	22,189
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020[10]	5,357	5,546
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033[10]	347	354
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035[10]	3,099	3,240
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2-A, FSA insured, 0.357% 2035[8,10]	232	211
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2-A-1A, FSA insured, 0.307% 2036[8,10]	8,767	8,006
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.307% 2037[8,10]	11,604	10,665
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.317% 2037[8,10]	24,297	22,060
Discover Card Execution Note Trust, Series 2014-A5, Class A, 1.39% 2020[10]	50,000	50,282
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[10]	33,755	34,424
Capital Income Builder — Page 27 of 33

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[10]	$17,500	$17,549
Ford Credit Auto Lease Trust, Series 2014-B, Class A4, 1.10% 2017[10]	3,315	3,320
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[5,10]	3,540	3,624
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[5,10]	23,165	23,263
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[5,10]	8,000	8,181
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 2016[5,10]	5,833	5,852
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[5,10]	10,250	10,265
Honda Auto Receivables Owner Trust, Series 2013-3, Class A-3, 0.77% 2017[10]	25,000	25,045
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A-4, 1.00% 2018[10]	13,131	13,182
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.328% 2037[8,10]	17,216	15,125
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A-6, 5.68% 2037[8,10]	3,808	3,444
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034[10]	730	760
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2016[10]	12,092	12,184
Santander Drive Auto Receivables Trust, Series 2012-5, Class B, 1.56% 2018[10]	4,746	4,756
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 2018[10]	1,455	1,460
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[10]	5,450	5,457
Santander Drive Auto Receivables Trust, Series 2014-5, Class B, 1.76% 2019[10]	3,565	3,566
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[10]	1,710	1,730
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[10]	51,500	51,493
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[10]	23,375	23,424
		487,555
Bonds & notes of governments & government agencies outside the U.S. 0.12%
Bermuda Government 4.138% 2023[5]	4,850	4,838
Bermuda Government 4.854% 2024[5]	8,300	8,653
Croatian Government 6.375% 2021	3,000	3,311
Croatian Government 5.50% 2023[5]	1,355	1,438
Hungarian Government 6.375% 2021	6,300	7,431
Indonesia (Republic of) 4.125% 2025[5]	30,000	30,975
Indonesia (Republic of) 5.125% 2045[5]	30,000	31,950
Portuguese Government 5.125% 2024[5]	2,700	2,980
Province of Manitoba 3.05% 2024	6,850	7,403
Province of Ontario 3.20% 2024	10,000	10,907
Slovenia (Republic of) 5.85% 2023[5]	3,845	4,566
United Mexican States Government Global 4.75% 2044	3,250	3,559
		118,011
Municipals 0.05%
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.107% 2018	15,500	15,781
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	15,000	15,548
State of Illinois, G.O. Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	3,500	3,911
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,000	14,834
		50,074
Total bonds, notes & other debt instruments (cost: $14,641,961,000)		15,161,341
Short-term securities 2.66%
Abbott Laboratories 0.10%–0.13% due 2/10/2015–4/1/2015[5]	110,000	109,988
CAFCO, LLC 0.25% due 5/1/2015	50,000	49,974
Chariot Funding, LLC 0.27% due 2/2/2015–8/6/2015[5]	62,000	61,957
Chevron Corp. 0.10% due 2/19/2015[5]	36,500	36,498
Ciesco LLC 0.24% due 6/8/2015	50,000	49,955
Capital Income Builder — Page 28 of 33

unaudited
Short-term securities	Principal amount (000)	Value (000)
Coca-Cola Co. 0.18%–0.25% due 4/20/2015–7/9/2015[5]	$175,000	$174,906
Emerson Electric Co. 0.14% due 3/20/2015[5]	22,000	21,997
ExxonMobil Corp. 0.10%–0.13% due 2/4/2015–3/9/2015	172,100	172,086
Fannie Mae 0.10%–0.15% due 4/1/2015–7/1/2015	106,300	106,280
Federal Farm Credit Banks 0.11%–0.15% due 4/16/2015–9/8/2015	322,100	321,994
Federal Home Loan Bank 0.07%–0.12% due 2/13/2015–5/20/2015	222,600	222,582
Freddie Mac 0.08%–0.17% due 2/17/2015–8/18/2015	658,434	658,292
General Electric Capital Corp. 0.18% due 4/21/2015	50,000	49,984
Google Inc. 0.15% due 3/24/2015[5]	60,000	59,993
John Deere Capital Corp. 0.11%–0.12% due 2/12/2015–2/18/2015[5]	79,100	79,096
Jupiter Securitization Co., LLC 0.21%–0.25% due 5/4/2015–8/14/2015[5]	150,000	149,862
Kimberly-Clark Corp. 0.11% due 2/20/2015[5]	40,800	40,797
Microsoft Corp. 0.10% due 2/3/2015–2/10/2015[5]	101,200	101,199
Private Export Funding Corp. 0.20% due 2/2/2015[5]	21,700	21,700
Procter & Gamble Co. 0.08% due 2/6/2015[5]	19,900	19,900
Wells Fargo & Co. 0.23% due 4/8/2015	50,000	49,985
Wells Fargo Bank, N.A. 0.23% due 6/3/2015	25,000	25,001
Total short-term securities (cost: $2,583,681,000)		2,584,026
Total investment securities 99.15% (cost: $83,678,830,000)		96,189,392
Other assets less liabilities 0.85%		824,327
Net assets 100.00%		$97,013,719
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $152,318,000 over the prior 12-month period.
			Contract amount		Unrealized appreciation (depreciation) at 1/31/2015 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Sales:
Australian dollars	3/3/2015	HSBC Bank	$22,549	A$28,500	$406
Euros	3/3/2015	HSBC Bank	$46,168	€40,900	(62)
					$344
Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2015, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 1/31/2015 (000)
SSE PLC[1]	57,576,915	2,983,964	—	60,560,879	$24,057	$1,466,457
CenturyLink, Inc.	31,859,340	—	—	31,859,340	17,204	1,184,212
Starwood Property Trust, Inc.	12,437,000	—	—	12,437,000	5,970	297,618
Capital Income Builder — Page 29 of 33

unaudited
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 1/31/2015 (000)
Six Flags Entertainment Corp.	6,081,400	—	—	6,081,400	$3,162	$261,257
VTech Holdings Ltd.[1]	14,957,100	2,960,200	—	17,917,300	3,046	252,242
TalkTalk Telecom Group PLC[1]	32,980,000	18,803,260	—	51,783,260	2,378	247,698
Greene King PLC[1]	17,465,299	—	—	17,465,299	2,162	220,922
COSCO Pacific Ltd.[1]	151,860,551	—	—	151,860,551	—	219,763
R.R. Donnelley & Sons Co.	12,629,057	—	—	12,629,057	3,284	208,001
R.R. Donnelley & Sons Co. 7.875% 2021	$1,475,000	—	—	$1,475,000	30	1,645
R.R. Donnelley & Sons Co. 6.50% 2023	$2,075,000	—	$1,300,000	$775,000	18	798
Moneysupermarket.com Group PLC[1]	42,428,401	—	—	42,428,401	—	167,761
Mercury General Corp.	2,809,700	—	—	2,809,700	1,735	160,574
Ratchaburi Electricity Generating Holding PCL[1]	77,350,000	—	—	77,350,000	—	141,653
BTS Rail Mass Transit Growth Infrastructure Fund[1]	367,453,100	—	—	367,453,100	1,746	114,507
Marston’s PLC[1]	31,083,908	6,170,320	—	37,254,228	2,290	82,167
Sunway Real Estate Investment Trust[1]	162,538,400	—	—	162,538,400	1,009	69,266
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund[1]	145,255,000	—	—	145,255,000	979	58,594
Cache Logistics Trust[1]	41,000,000	—	—	41,000,000	—	35,877
mobilezone holding ag, non-registered shares[1,3]	2,325,000	—	—	2,325,000	—	27,860
Ekornes ASA[1]	1,990,851	—	—	1,990,851	—	24,779
Canyon Services Group Inc.	4,040,500	—	—	4,040,500	436	22,417
Orior AG1	385,000	—	—	385,000	—	22,411
Kværner ASA[1]	17,485,000	—	—	17,485,000	—	20,435
Rexel SA1,14	15,763,103	—	11,711,767	4,051,336	—	—
William Hill PLC[1,14]	46,533,436	—	14,868,992	31,664,444	—	—
Ladbrokes PLC[1,14]	59,622,507	—	15,316,207	44,306,300	—	—
					$69,506	$5,308,914

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $34,861,521,000, which represented 35.93% of the net assets of the fund. This amount includes $34,530,736,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,770,398,000, which represented 2.86% of the net assets of the fund.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $16,357,000, which represented .02% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Coupon rate may change periodically.
[9]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $69,974,000, which represented .07% of the net assets of the fund.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[13]	Purchased on a TBA basis.
[14]	Unaffiliated issuer at 1/31/2015.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Revel AC, Inc.	2/8/2012	$4,933	$–	.00%
Capital Income Builder — Page 30 of 33

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Capital Income Builder — Page 31 of 33

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$5,881,443	$6,203,865	$—	$12,085,308
Consumer staples	8,751,839	2,661,603	—	11,413,442
Utilities	4,869,969	5,793,855	—	10,663,824
Health care	5,765,819	3,984,202	—	9,750,021
Telecommunication services	5,136,657	3,985,950	—	9,122,607
Energy	3,329,538	2,469,514	—	5,799,052
Consumer discretionary	1,948,919	2,618,245	—	4,567,164
Industrials	2,122,875	2,375,425	—	4,498,300
Information technology	2,654,956	1,305,934	—	3,960,890
Materials	1,024,297	1,325,662	—	2,349,959
Miscellaneous	2,040,664	1,806,480	—	3,847,144
Preferred securities	29,874	8,950	—	38,824
Convertible stocks	219,038	2,700	—	221,738
Convertible bonds	—	125,752	—	125,752
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	5,973,450	—	5,973,450
Corporate bonds & notes	—	5,885,976	—	5,885,976
Mortgage-backed obligations	—	2,020,806	—	2,020,806
Federal agency bonds & notes	—	625,469	—	625,469
Asset-backed obligations	—	487,555	—	487,555
Bonds & notes of governments & government agencies outside the U.S.	—	118,011	—	118,011
Municipals	—	50,074	—	50,074
Short-term securities	—	2,584,026	—	2,584,026
Total	$43,775,888	$52,413,504	$—	$96,189,392

Capital Income Builder — Page 32 of 33

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Asset:
Unrealized appreciation on open forward currency contracts	$—	$406	$—	$406
Liability:
Unrealized depreciation on open forward currency contracts	—	(62)	—	(62)
Total	$—	$344	$—	$344
*	Securities with a value of $33,386,802,000, which represented 34.41% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$15,904,026
Gross unrealized depreciation on investment securities	(4,003,963)
Net unrealized appreciation on investment securities	11,900,063
Cost of investment securities	84,289,329

Key to abbreviations and symbols
ADR = American Depositary Receipts
Auth. = Authority
FDR = Fiduciary Depositary Receipts
Fin. = Finance
G.O. = General Obligation
GDR = Global Depositary Receipts
LOC = Letter of credit
Ref. = Refunding
Rev. = Revenue
TBA = To be announced
A$ = Australian dollars
CAD = Canadian dollars
€ = Euros
GBP = British pounds
HKD = Hong Kong dollars
MXN = Mexican pesos
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-012-0315O-S42195	Capital Income Builder — Page 33 of 33

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended January 31, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the Capital Income Builder’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the Capital Income Builder’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: March 31, 2015

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: March 31, 2015